Accounts receivable, net (Tables)	6 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	March 31, 2025	September 30, 2024
	(Unaudited)
Accounts receivable - third parties	$2,090,100	$2,188,613
Less: allowance for credit losses	(152,868)	(75,931)
Total accounts receivable, net	$1,937,232	$2,112,682

Schedule of allowance for credit losses

	March 31, 2025	September 30, 2024
	(Unaudited)
Beginning balance	$75,931	$302,084
Addition (reversal)	79,724	(231,966)
Exchange rate effect	(2,787)	5,813
Ending balance	$152,868	$75,931